Annual Fund Operating Expenses - Federated Hermes Floating Rate Strategic Income Fund - A1	Oct. 23, 2020
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	none	[1]
Other Expenses	0.51%	[2]
Acquired Fund Fees and Expenses	0.06%	[2]
Total Annual Fund Operating Expenses	1.17%
Fee Waivers and/or Expense Reimbursements	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A1 Shares pursuant to which the A1 class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A1 class of the Fund. The A1 class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	Because the Fund's A1 Shares are new, Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A1 class (after the voluntary waivers and/or reimbursements) will not exceed 0.93% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) November 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.